Initial Public Offering (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Common stock, description	Each Unit consists of one share of the Company’s Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each Whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 8).	Each Unit consists of one share of the Company’s Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each Whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 10).
Initial Public Offering [member]
Initial Public Offering (Details) [Line Items]
Sale of units	17,250,000	17,250,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	2,250,000	2,250,000
Purchase price per unit (in Dollars per share)	$ 10	$ 10